ORGANIZATION	6 Months Ended
Jun. 30, 2025
ORGANIZATION
ORGANIZATION

1.ORGANIZATION

Cango Inc. (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries) is an exempt company incorporated in the Cayman Islands with limited liability under the laws of the Cayman Islands on October 9, 2017.

The Company has previously conducted loan facilitations, aftermarket services, financing leasing services, automotible trading and related services in the PRC (the “PRC Business”) through a series of VIE contractual agreements. On May 27, 2025, the Company has finalized the divestment of all its PRC Business. Since then, the Company no longer retained any financial interest over the PRC business related VIEs and accordingly deconsolidated the PRC business related VIE’s financial statements from the Company’s consolidated financial statements. The disposal of PRC business represented a strategic shift and has a major effect on the Company’s result of operations. Accordingly, assets, liabilities, and results of operations related to PRC business have been reported as discontinued operations. The disposal groups related to the operations mentioned above included the following entities:

Subsidiaries
Stonebridge Investment First Limited (British Virgin Islands)
Stonebridge Investments Holdings Limited (British Virgin Islands)
Crystal Peak Investments Limited (Mauritius)
Cango Group Limited (Hong Kong)
Express Group Development Limited (Hong Kong)
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (PRC)
VIEs
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”) and its subsidiaries
Shanghai Yunguhaoche Electronic Technology Co., Ltd. (“Shanghai Yungu”) and its subsidiary

As of June 30, 2025, the Company no longer retains any interests in the VIEs following the disposal of PRC business. The bitcoin mining services and the international automobile trading transaction are conducted through the Company’s subsidiaries as follows.

			Percentage of
		Place of	legal ownership
Entity	Date of incorporation	incorporation	by the Company	Principal activities
Subsidiaries
GreenVolt Innovations HK Limited	January 27, 2025	Hong Kong	100%	Engaged in group managerial activities and bitcoin mining
AutoCango Limited	April 25, 2025	Hong Kong	100%	Engaged in international automobile trading transactions
NEW ENERGY INNOVATION PTE LTD	November 29, 2024	Singapore	100%	Engaged in group managerial activities
GreenVolt Innovations Limited	May 24, 2024	British Virgin Islands	100%	Investment holding
GreenVolt Innovations LLC	November 8, 2024	USA	100%	Bitcoin Mining Operations
Green Volt Innovations AA1 Limited	February 25, 2025	British Virgin Islands	100%	Investment holding
Green Volt Innovations AA1 LLC	March 4, 2025	USA	100%	Bitcoin Mining Operations
Green Volt Innovations AA2 Limited	February 25, 2025	British Virgin Islands	100%	Investment holding
Green Volt Innovations AA2 LLC	March 4, 2025	USA	100%	Bitcoin Mining Operations
GreenVolt Innovations CA Limited	January 8, 2025	British Virgin Islands	100%	Investment holding
GREENVOLT INNOVATIONS CANADA LIMITED	January 28, 2025	Canada	100%	Bitcoin Mining Operations
GreenVolt Innovations ET Limited	January 8, 2025	British Virgin Islands	100%	Bitcoin Mining Operations
GreenVolt Technology LLC	May 29, 2025	USA	100%	For potential strategic acquisition
EcoHash LLC	June 4, 2025	USA	100%	Group managerial activites
GreenVolt Innovations RP Limited	January 8, 2025	British Virgin Islands	100%	Investment holding
Green Volt Innovations OM Limited	February 25, 2025	British Virgin Islands	100%	Investment holding